NONCONTROLLING INTEREST (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NONCONTROLLING INTEREST
Net (loss) income attributable to The9 Limited	$ 60,978,299	¥ 397,883,388	¥ (177,795,168)	¥ (217,092,926)
Transfers (to) from the noncontrolling interest
Change in The9 Limited's additional paid-in capital for adjustment on noncontrolling interest as a result of issuance of common shares of Red 5 upon vesting of stock options and restricted shares (1)	0	0	0	0
Change from net (loss) income attributable to The9 Limited and transfers to noncontrolling interests	$ 60,978,299	¥ 397,883,388	¥ (177,795,168)	¥ (217,092,926)